FAIR VALUE MEASUREMENTS - Company's financial assets that are measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Investments Securities Held in Trust Account	$ 32,430,440	$ 31,440,528	$ 234,364,451
Recurring
Liabilities
Investments Securities Held in Trust Account			234,364,451
Warrant liability	1,492,000	373,000	373,000
Recurring | Public Warrants
Liabilities
Warrant liability	920,000	230,000	230,000
Recurring | Private Placement Warrants
Liabilities
Warrant liability	572,000	143,000	143,000
Level 1 | Recurring
Liabilities
Investments Securities Held in Trust Account			234,364,451
Level 2 | Recurring
Liabilities
Warrant liability	920,000	230,000	230,000
Level 2 | Recurring | Public Warrants
Liabilities
Warrant liability	920,000	230,000	230,000
Level 3 | Recurring
Liabilities
Warrant liability	572,000	143,000	143,000
Level 3 | Recurring | Private Placement Warrants
Liabilities
Warrant liability	$ 572,000	$ 143,000	$ 143,000